Equity Incentive Plans - Summary of Nonvested Service Period Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-Average Grant-Date Fair Value Per Share, Granted	$ 8.35	$ 5.40	$ 5.55
Service Period Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Nonvested Beginning Balance	189,234
Shares, Granted	255,585
Shares, Modified from Performance Based Options to Service Period Stock Options	680,753
Number of Options, Vested	(171,059)
Number of Options, Forfeited	(741)
Number of Options, Nonvested Ending Balance	953,772
Weighted-Average Grant-Date Fair Value Per Share, Nonvested Beginning Balance	$ 6.02
Weighted-Average Grant-Date Fair Value Per Share, Granted	$ 6.34
Weighted Average Grant-Date Fair Value Per Shares, Modified from Performance Based Options to Service Period Stock Options	$ 8.90
Weighted-Average Grant-Date Fair Value Per Share, Vested	$ 5.83
Weighted-Average Grant-Date Fair Value Per Share, Forfeited	$ 6.25
Weighted-Average Grant-Date Fair Value Per Share, Nonvested Ending Balance	$ 8.16
Performance Based Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Nonvested Beginning Balance	680,753
Shares, Granted	255,585	11,094
Shares, Modified from Exit Event Options to Performance Based Options	657,693
Shares, Modified from Performance Based Options to Service Period Stock Options	680,753
Number of Options, Nonvested Ending Balance	913,278	680,753
Weighted-Average Grant-Date Fair Value Per Share, Nonvested Beginning Balance	$ 5.85
Weighted-Average Grant-Date Fair Value Per Share, Granted	$ 6.41
Weighted Average Grant-Date Fair Value Per Share, Modified from Exit Event Options to Performance Based Options	$ 9.31
Weighted-Average Grant-Date Fair Value Per Share, Nonvested Ending Balance	$ 8.50	$ 5.85
Weighted Average Grant-Date Fair Value Per Share, Modified from Performance Based Options to Service Period Stock Options	$ (5.85)
Exit Event Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Nonvested Beginning Balance	876,924
Shares, Granted		5,177
Shares, Modified from Exit Event Options to Performance Based Options	(657,693)
Number of Options, Nonvested Ending Balance		876,924
Weighted-Average Grant-Date Fair Value Per Share, Nonvested Beginning Balance	$ 5.85
Weighted-Average Grant-Date Fair Value Per Share, Cancelled	$ 5.85
Weighted Average Grant-Date Fair Value Per Share, Modified from Exit Event Options to Performance Based Options	$ 5.85
Weighted-Average Grant-Date Fair Value Per Share, Nonvested Ending Balance		$ 5.85
Number of Options, Cancelled	(219,231)
Number of Options, Modified from Exit Event Options to Performance Based Options	(657,693)